MERRILL LYNCH INTERNATIONAL EQUITY FUND

                   SUPPLEMENT DATED APRIL 24, 1998 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 1997


     The section entitled "Management of the Fund - Trustees and Officers," is revised by deleting the information relating to Andrew John Bascand and adding the following:

     Clive D. Lang (47) - Portfolio Manager (1) - Associated with MLAM U.K. and Senior Quantitative Analyst for the Fund since 1996; Chief Investment Officer of Panagora Asset Management Limited from 1994 to 1996.


Code #16748-0897ALL